Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating expenses
General and administrative expenses	$ 1,776,000	$ 1,764,000			$ 4,880,000	$ 4,978,000	$ 832,573
Administrative fee - related party							223,000
Loss from Operations	(53,065,000)	(23,685,000)			(105,877,000)	(66,920,000)	(89,965,825)
NET INCOME/(LOSS)	42,735,000	25,121,000			137,046,000	56,671,000	$ 88,866,251
Common Class A [Member]
Operating expenses
Weighted average shares outstanding, diluted			22,857,358				42,014,000
CIK 0001816261 Executive Network Partnering Corp [Member]
Operating expenses
General and administrative expenses	204,115	308,210	$ 172,982		8,719,899	849,209	$ 1,964,225
Administrative fee - related party	60,000	60,000	80,000		180,000	180,000	240,000
Franchise tax expense	50,411	50,411	104,159		125,360	149,589	159,071
Loss from Operations	(314,526)	(418,621)	(357,141)		(9,025,259)	(1,178,798)	(2,363,296)
Change in fair value of derivative warrant liabilities	(211,605)	1,482,770	2,835,950		(2,635,765)	2,421,945	3,794,220
Offering costs associated with derivative warrant liabilities			(182,130)				0
Income from investments held in Trust Account	1,775,512	1,134	11,571		2,276,405	30,970	41,407
NET INCOME/(LOSS)	$ 887,109	$ 1,074,586	$ 2,308,250		$ (9,792,186)	$ 1,274,117	$ 1,472,331
Diluted net (loss) income per share of common stock						$ 0.03
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class A [Member]
Operating expenses
Weighted average shares outstanding, basic	42,014,000	42,014,000	22,857,358		42,014,000	42,014,000	42,014,000
Weighted average shares outstanding, diluted	42,014,000	42,014,000	22,857,358		42,014,000	42,014,000	42,014,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[1]	$ (0.23)	$ 0.03	$ 0.03	[1]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[1]	$ (0.23)	$ 0.03	$ 0.03	[1]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class B [Member]
Operating expenses
Weighted average shares outstanding, basic	300,000	300,000	300,000		300,000	300,000	300,000
Weighted average shares outstanding, diluted	300,000	300,000	300,000		300,000	300,000	300,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[2]	$ (0.23)	$ 0.03	$ 0.03	[2]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[2]	$ (0.23)	$ 0.03	$ 0.03	[2]
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class F [Member]
Operating expenses
Weighted average shares outstanding, basic	828,000	828,000	778,756		828,000	828,000	828,000
Weighted average shares outstanding, diluted	828,000	828,000	778,756		828,000	828,000	828,000
Basic net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[3]	$ (0.23)	$ 0.03	$ 0.03	[3]
Diluted net (loss) income per share of common stock	$ 0.02	$ 0.02	$ 0.10	[3]	$ (0.23)	$ 0.03	$ 0.03	[3]

[1]	On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class A common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split.
[2]	On July 17, 2020, the Company effected a 100:1 stock split for each share of Class B common stock issued and outstanding. On March 24, 2021, the Company effected a 2.5:1 forward stock split for each share of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.
[3]	On July 29, 2020, the Company effected a reverse stock split for all Class F common stock issued and outstanding. On September 17, 2020, the Company effected a 1 for 1.2 forward stock split for all Class F common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the stock splits.